Subsequent events	12 Months Ended
Dec. 31, 2025
Subsequent events
Subsequent events

33       Subsequent events

Peruvian proceedings

On January 14, 2026, KW received payment from the Government of Peru in the amount of USD 91.2 million in full satisfaction of the final award issued by the CIADI. As disclosed in Note 26.a, the accounting impact of this transaction has been recognized in the consolidated statement of income for the year ended December 31, 2025, given that the Company holds an indirect 50% equity interest in KW.

ECOGAL Concession Agreement

On January 15, 2026, executed an addendum to the concession agreement for Seymour Airport, located on Baltra Island, Galápagos, Ecuador. The addendum provides for the rebalancing of the economic and financial equilibrium of the concession agreement, which had been adversely affected by the COVID-19 pandemic.

Key changes to the concession agreement include:

-	The concession term has been extended by six years through December 31, 2032. The amended agreement further provides for the possibility to discuss potential future extensions in order to maintain the economic and financial equilibrium of the concession.
-	If deemed necessary, Ecogal shall carry out runway repaving works during the second half of 2031, with a maximum investment of USD 4.0 million (including VAT).
-	The amendment includes a provision for the maintenance of the economic and financial equilibrium of the concession, which shall be reviewed every two years. If the equilibrium is affected by circumstances not attributable to the parties, or by requirements of national necessity, force majeure, or fortuitous events, the parties shall have the right to request a renegotiation of the terms of the concession agreement to rebalance the economic and financial equilibrium.
-	The agreement establishes that the Terminal Use Charge tariff will be adjusted annually.

33       Subsequent events (Cont.)

Armenian Concession Agreement

On January 23, 2026, an amendment agreement with the GOA to amend certain terms of the existing concession agreement of December 17, 2001 was signed.

Key changes to the concession agreement include:

-	The concession term has been extended by 35 years through December 31, 2067. The amended agreement further provides for the possibility to discuss potential future extensions, subject to mutual agreement.
-	Pursuant to the terms of the amendment agreement, AIA shall submit a new Master Plan by January 31, 2026, including a capital investment program of USD 425 million to be executed by 2033, covering infrastructure development, operational enhancements, and long-term capacity at Zvartnots International Airport. The Master Plan shall be updated every five years thereafter. The Master Plan was submitted on January 26, 2026. This program includes all capital investments made between the end of the former Master Plan (January 1, 2023) and the approval of the new Master Plan. However, if GOA’s approval of the Master Plan exceeds four months from its submission, the execution period for these capital investments will be extended accordingly. The Master Plan will be updated each five years as from 2034 and extended to cover the Term of the Agreement.
-	The amendment introduces an economic equilibrium rebalance framework, providing for compensation mechanisms in the event of: force majeure events, passenger traffic declines below certain thresholds, any additional regulatory or tax changes affecting the concession’s financial balance, and additional capital investments approved by GOA beyond the agreed investment program. The compensation mechanism may be given via tariff adjustments and/or extensions of the concession term.
-	The agreement establishes that AIA has the right to adjust all tariffs set in EUR, staring in April 2027, by a parametric formula considering the inflation indices in Armenia, the United States, and the European Union, as well as the applicable exchange rates.

CAAP – Award agreement to operate Baghdad International Airport in Iraq

On March 12, 2026, a standby letter of credit issued by Citi Bank, totaling USD 2.1 million, was provided in order to replace the existing counter-guarantee related to this airport concession tender. This guarantee will remain in full force until December 1, 2026.

Impact of conflict between Iran, Israel and United States

The recent escalation of conflicts between Iran, Israel and United States is disrupting international travel in the Middle East. It is possible that such war could disrupt supply chains, cause instability in the global economy and disrupt international travel affecting the countries generally served by the Company, mainly Armenia.

As a result of the above and considering the uncertainty of the extension of the war and the additional measures and sanctions that could be imposed, the full extent to which the war will impact the Company’s business, results of operations, financial position and liquidity is unknown. The Company is closely monitoring the situation.